Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Reporting Entity, Nature of Operations and Going Concern Uncertainty [Abstract]
Accumulated deficit	$ (669,768,844)		$ (644,169,628)	$ (480,333,695)
Net loss	(26,468,384)	$ (60,443,759)	(166,195,699)	(51,424,409)	$ (73,418,745)
Cash outflows operating	(5,427,024)	(21,573,892)	(40,890,120)	(36,651,124)	(38,126,897)
Cash outflows investing	(80,176)	$ (1,242,814)	(11,528,753)	(11,172,500)	$ (12,000,742)
Cash	17,733,753		5,269,084	$ 5,056,040
Outstanding credit facility	30,625,000		$ 30,000,000
Maturity date			Jan. 31, 2026
Retained earnings	670,066,032
Net cash outflows related to operating activities	6,897,091
Net cash outflows related to investing activities	$ 193,408